Schedule of Derivative Warrant Liabilities (Details) - USD ($)		6 Months Ended	10 Months Ended
		Jun. 30, 2022	Dec. 31, 2021
Private Placement Warrants [Member]
Fair value as of June 28, 2021 (Initial Public Offering)		$ 124,951	$ 224,474
Change in valuation inputs or other assumptions (1)(2)	[1],[2]	(52,998)
Fair value as of December 31, 2021		71,953	124,951
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings			(99,523)
Public Warrants [Member]
Fair value as of June 28, 2021 (Initial Public Offering)		2,701,925	4,807,000
Change in valuation inputs or other assumptions (1)(2)	[1],[2]	(1,379,425)
Fair value as of December 31, 2021		1,322,500	2,701,925
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings			(2,105,075)
Warrant Liability [Member]
Fair value as of June 28, 2021 (Initial Public Offering)		2,826,876	5,031,474
Change in valuation inputs or other assumptions (1)(2)	[1],[2]	(1,432,423)
Fair value as of December 31, 2021		$ 1,394,453	2,826,876
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Gain (Loss) Included in Earnings			$ (2,204,598)

[1]	Changes are due to the use of quoted prices in an active market (Level 1) and the use of unobservable inputs based on assessment of the assumptions (Level 3) for Public Warrants (after becoming actively traded) and Private Placement Warrants, respectively.
[2]	Changes in valuation inputs or other assumptions are recognized in change in fair value of warrant liability in the statement of operations.